Basis of preparation (Details Narrative) - USD ($)				12 Months Ended
	Nov. 03, 2026	Mar. 10, 2026	Feb. 12, 2026	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024	Nov. 04, 2026	Nov. 02, 2026	Jun. 30, 2023
IfrsStatementLineItems [Line Items]
Loss				$ 24,656,361	$ 1,972,954	$ 1,715,375
Net cash outflow from operating activities				4,632,389	1,174,241	663,380
Cash and cash equivalents				5,667,180	110,779	577,518			$ 1,202,698
Net current liabilities				22,039,756
Financing commitments				24,200,000
Loans				$ 9,600,000
Loans interest rate		9.00%		9.50%
Interest payable				$ 868,589	29,082	43,490
Secured promissory notes		$ 2,190,000	$ 7,115,000
Borrowings, maturity		10 March 2027	12 February 2027
Rental expenses				422,683	248,800
Administrative and other expenses				3,571,971	725,875	268,307
Audit fees				477,899	201,871	232,454
Professional and legal fees					590,149	798,466
Professional services				2,863,088	792,020	1,030,920
Interest expense				2,015,909	317,103	82,755
Loss on loan forgiveness						175,386
Trade and other receivables					28,332
Other non-financial assets				572,024	21,332
Promissory note receivable					7,000
Loans					3,367
Deposits					25,638
Trade and other payable					796,207
Trade payable				9,152,649	595,849
Other financial liabilities				17,356,799	200,358
Contract liabilities					588,000
Borrowings				23,331,928	3,618,446
Related party loans and payables					14,565
Interest paid					3,418	43,490
Finance costs					25,664
Deposit on premises				207,690	$ 24,000
Nonadjusting events after reporting period [member]
IfrsStatementLineItems [Line Items]
Loans interest rate			9.00%
Two binding loan agreements [member]
IfrsStatementLineItems [Line Items]
Loans				$ 14,000,000
Loans interest rate				14.40%
Two binding loan agreements [member] | Nonadjusting events after reporting period [member]
IfrsStatementLineItems [Line Items]
Loans							$ 5,500,000	$ 8,500,000
Loans interest rate	14.40%
Note purchase agreement [member] | Nonadjusting events after reporting period [member]
IfrsStatementLineItems [Line Items]
Loans	$ 10,200,000
Principal outstanding amount	9,600,000
Interest payable	$ 115,200